VALUE OF CHARTER PARTY CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Value of favorable charter party contracts
The value of charter-out contracts is summarized as follows:

(in thousands of $)	2017	2016	2015
Opening balance	76,099	103,376	—
Acquired as a result of the Merger	—	—	127,090
Acquired time charter contracts from Quintana	(3,080)	—	—
Amortization charge	(19,333)	(27,277)	(23,714)
Total	53,686	76,099	103,376
Less: current portion	(18,732)	(22,413)	(28,829)
Non-current portion	34,954	53,686	74,547

Schedule of amortization of favorable charter party contracts	The value of charter-out contracts will be amortized as follows:

(in thousands of $)
2018	18,732
2019	18,732
2020	12,148
2021	4,074
2022	—
Thereafter	—
53,686

Value of unfavorable charter party contracts
The value of charter-in contracts is summarized as follows:

(in thousands of $)	2017	2016	2015
Opening balance	5,470	6,144	—
Acquired as a result of the Merger	—	—	7,543
Amortization charge	(672)	(674)	(1,399)
Total	4,798	5,470	6,144
Less: current portion	(672)	(672)	(674)
Non-current portion	4,126	4,798	5,470

Schedule of amortization of unfavorable charter party contracts	The value of unfavorable charter-in contracts will be amortized as follows:

(in thousands of $)
2018	672
2019	672
2020	674
2021	672
2022	672
Thereafter	1,436
4,798